Share-Based Compensation - Nonvested Stock Options (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Number of Shares, Nonvested stock options
Number of Shares, Nonvested stock options outstanding, beginning balance	2,572,497	1,201,075	26,517
Granted during the year	1,525,135	1,764,566	1,358,520
Vested during the year	(1,033,481)	(393,144)	(183,962)
Exercised or forfeited during the year	0	0	0
Number of Shares, Nonvested stock options outstanding, Ending balance	3,064,151	2,572,497	1,201,075
Weighted- Average Grant Date Fair Value
Nonvested stock options weighted- average grant date fair value, beginning balance	$ 1.92	$ 1.64	$ 0.56
Granted during the year	$ 15.31	$ 2.05	$ 1.62
Vested during the year	$ 2.07	$ 1.62	$ 1.36
Exercised or forfeited during the year	$ 0	$ 0	$ 0
Nonvested stock options weighted- average grant date fair value, ending balance	$ 7.45	$ 1.92	$ 1.64